Cabana Target Drawdown 16 ETF SCHEDULE OF INVESTMENTS	July 31, 2022 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.9%
COMMODITY – 9.5%
Goldman Sachs Physical Gold ETF*	810,424	$14,174,316
CURRENCY – 20.2%
Invesco DB U.S. Dollar Index Bullish Fund*	538,240	15,226,809
WisdomTree Bloomberg U.S. Dollar Bullish Fund*	537,099	15,087,111
		30,313,920
EQUITY – 19.8%
Vanguard Mega Capital Value ETF	295,158	29,701,750
FIXED INCOME – 50.4%
Vanguard Short-Term Bond ETF	389,057	30,140,246
Vanguard Short-Term Treasury ETF	252,548	14,910,434
Vanguard Total Bond Market ETF	394,770	30,357,813
		75,408,493
TOTAL EXCHANGE-TRADED FUNDS
(Cost $149,610,866)		149,598,479

SHORT-TERM INVESTMENTS – 0.2%

Invesco Government & Agency Portfolio - Institutional Class, 1.90%(a)	263,899	263,899
TOTAL SHORT TERM INVESTMENTS
(Cost $263,899)		263,899
TOTAL INVESTMENTS – 100.1%
(Cost $149,874,765)		149,862,378
Liabilities in Excess of Other Assets – (0.1%)		(63,908)
TOTAL NET ASSETS – 100.0%		$149,798,470

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.